Guarantor Financials - Combined Statements of Operations (Condensed) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements Of Operations (Condensed) [Abstract]
Net Sales	$ 1,043.1	$ 633.0	$ 438.0	$ 297.0	$ 291.7	$ 257.3	$ 248.2	$ 236.9	$ 2,411.1	$ 1,034.1	$ 958.9
Cost of goods sold									1,789.9	609.2	530.0
Gross Profit	228.7	148.6	129.4	114.5	112.5	104.2	102.5	105.7	621.2	424.9	428.9
Selling, general and administrative expenses									444.4	294.3	274.0
Amortization of intangible assets									70.8	14.6	12.6
Loss on foreign currency									(14.0)	(0.1)	(0.5)
Restructuring expenses									1.1	3.8	0
Impairment of goodwill and other intangible assets	295.6	0	0	0	2.9	0	0	0	295.6	2.9	0
Other operating expenses, net									3.0	1.4	2.7
Operating (Loss) Profit									(207.7)	107.8	139.1
Interest Expense, net									183.7	85.5	60.3
Other (Expense) Income									(35.5)	0	1.6
(Loss) Earnings before Income Taxes									(426.9)	22.3	80.4
Income tax benefit									(83.7)	7.1	30.5
Net (Loss) Earnings before Equity in Subsidiaries									(343.2)	15.2	49.9
Equity in earnings of partnership										0	0
Net (Loss) Earnings	(287.4)	(35.1)	(18.3)	(2.4)	(0.9)	3.4	5.1	7.6	(343.2)	15.2	49.9
Total Comprehensive Loss									(357.7)	26.7	28.9
Parent Company
Consolidated Statements Of Operations (Condensed) [Abstract]
Net Sales									0	0	0
Cost of goods sold									0	0	0
Gross Profit									0	0	0
Selling, general and administrative expenses									7.3	7.7	3.6
Amortization of intangible assets									0	0	0
Loss on foreign currency									13.2	0	0
Restructuring expenses									0	0
Impairment of goodwill and other intangible assets									0	0
Other operating expenses, net									0	0	0
Operating (Loss) Profit									(20.5)	(7.7)	(3.6)
Interest Expense, net									175.4	85.5	42.6
Other (Expense) Income									35.5
Other expense											0
(Loss) Earnings before Income Taxes									(231.4)	(93.2)	(46.2)
Income tax benefit									(88.7)	(30.0)	(17.3)
Net (Loss) Earnings before Equity in Subsidiaries									(142.7)	(63.2)	(28.9)
Equity in earnings of partnership									(200.5)	78.4	65.5
Net (Loss) Earnings									(343.2)	15.2	36.6
Total Comprehensive Loss									(357.7)	26.7	22.2
Guarantors
Consolidated Statements Of Operations (Condensed) [Abstract]
Net Sales									2,170.1	978.8	906.1
Cost of goods sold									1,588.2	570.0	495.2
Gross Profit									581.9	408.8	410.9
Selling, general and administrative expenses									414.3	268.8	253.6
Amortization of intangible assets									63.5	14.6	12.6
Loss on foreign currency									0.8	0.2	0.4
Restructuring expenses									1.1	3.8
Impairment of goodwill and other intangible assets									295.6	2.9
Other operating expenses, net									3.0	1.0	2.7
Operating (Loss) Profit									(196.4)	117.5	141.6
Interest Expense, net									(0.4)	0	16.2
Other (Expense) Income									0
Other expense											3.3
(Loss) Earnings before Income Taxes									(196.0)	117.5	122.1
Income tax benefit									2.3	37.7	46.7
Net (Loss) Earnings before Equity in Subsidiaries									(198.3)	79.8	75.4
Equity in earnings of partnership									0.7	0	0
Net (Loss) Earnings									(197.6)	79.8	75.4
Total Comprehensive Loss									(206.3)	92.4	55.4
Non-Guarantors
Consolidated Statements Of Operations (Condensed) [Abstract]
Net Sales									266.3	73.5	70.9
Cost of goods sold									227.0	57.4	52.9
Gross Profit									39.3	16.1	18.0
Selling, general and administrative expenses									22.8	17.8	16.8
Amortization of intangible assets									7.3	0	0
Loss on foreign currency									0	(0.1)	0.1
Restructuring expenses									0	0
Impairment of goodwill and other intangible assets									0	0
Other operating expenses, net									0	0.4	0
Operating (Loss) Profit									9.2	(2.0)	1.1
Interest Expense, net									8.7	0	1.5
Other (Expense) Income									0
Other expense											(4.9)
(Loss) Earnings before Income Taxes									0.5	(2.0)	4.5
Income tax benefit									2.7	(0.6)	1.1
Net (Loss) Earnings before Equity in Subsidiaries									(2.2)	(1.4)	3.4
Equity in earnings of partnership									0	0	0
Net (Loss) Earnings									(2.2)	(1.4)	3.4
Total Comprehensive Loss									(8.1)	(2.5)	2.4
Eliminations
Consolidated Statements Of Operations (Condensed) [Abstract]
Net Sales									(25.3)	(18.2)	(18.1)
Cost of goods sold									(25.3)	(18.2)	(18.1)
Gross Profit									0	0	0
Selling, general and administrative expenses									0	0	0
Amortization of intangible assets									0	0	0
Loss on foreign currency									0	0	0
Restructuring expenses									0	0
Impairment of goodwill and other intangible assets									0	0
Other operating expenses, net									0	0	0
Operating (Loss) Profit									0	0	0
Interest Expense, net									0	0	0
Other (Expense) Income									0
Other expense											0
(Loss) Earnings before Income Taxes									0	0	0
Income tax benefit									0	0	0
Net (Loss) Earnings before Equity in Subsidiaries									0	0	0
Equity in earnings of partnership									199.8	(78.4)	(65.5)
Net (Loss) Earnings									199.8	(78.4)	(65.5)
Total Comprehensive Loss									$ 214.4	$ (89.9)	$ (51.1)